Investment securities - Hedge Funds redemption frequency and Private Equity Fund lock-up period (Details) - Other long-term investments - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity securities and Other long-term investments
Other long-term investments	$ 346.8	$ 365.0
Hedge funds
Equity securities and Other long-term investments
Other long-term investments	127.5	118.3
Outstanding distribution from investments	0.0	0.0
Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	36.2
Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.8
Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.3
Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	90.2
Private equity securities
Equity securities and Other long-term investments
Other long-term investments	141.5	183.1
Outstanding distribution from investments	60.1	$ 82.0
Private equity securities | Lock up period of 1 - 3 years
Equity securities and Other long-term investments
Other long-term investments	4.7
Private equity securities | Lock up period of 3 - 5 years
Equity securities and Other long-term investments
Other long-term investments	1.4
Private equity securities | Lock up period of 5 - 10 years
Equity securities and Other long-term investments
Other long-term investments	135.4
30-59 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	0.8
30-59 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
30-59 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.8
30-59 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
30-59 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
60-89 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	53.3
60-89 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	36.2
60-89 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
60-89 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.3
60-89 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	16.8
90-119 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	51.9
90-119 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	51.9
120 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	21.5
120 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	$ 21.5